Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated September 11, 2023
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia ETF Trust II
Columbia EM Core ex-China ETF	8/1/2023
Effective immediately, the following changes are made to the Fund's Prospectus and Su
m
mary
Pr
ospectus.
The third paragraph under the caption "Principal Investment Strategies" in the "Summary of Columbia EM Core-ex-China ETF" and "More Information About Columbia EM Core ex-
China
ETF
" sections of the Prospectus and in the Summary Prospectus is hereby superseded and replaced with the following:
The Index is a free-float market capitalization-weighted index designed to provide broad, core emerging markets equity exposure by measuring the stock performance of 700 emerging markets companies, excluding companies domiciled in China or in Hong Kong. These stocks are derived from a universe of publicly traded companies with a total market capitalization of at least $100 million and a minimum six-month average daily trading volume of at least 2 million shares, which are domiciled in emerging market countries, as defined by Columbia Management. The market capitalization of Index constituents as of June 30, 2023 ranged from approximately U.S. $140.1 million to U.S. $2.1 trillion. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. There are no restrictions (caps or limits) on sector, country or position size exposures. The Index is sponsored by Columbia Management. Market capitalization weighting means each component security is weighted by the issuer’s market capitalization relative to the overall capitalization of the Index.
The rest of each section remains the same.

Columbia EM Core ex-China ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated September 11, 2023
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia ETF Trust II
Columbia EM Core ex-China ETF	8/1/2023
Effective immediately, the following changes are made to the Fund's Prospectus and Su
m
mary
Pr
ospectus.
The third paragraph under the caption "Principal Investment Strategies" in the "Summary of Columbia EM Core-ex-China ETF" and "More Information About Columbia EM Core ex-
China
ETF
" sections of the Prospectus and in the Summary Prospectus is hereby superseded and replaced with the following:
The Index is a free-float market capitalization-weighted index designed to provide broad, core emerging markets equity exposure by measuring the stock performance of 700 emerging markets companies, excluding companies domiciled in China or in Hong Kong. These stocks are derived from a universe of publicly traded companies with a total market capitalization of at least $100 million and a minimum six-month average daily trading volume of at least 2 million shares, which are domiciled in emerging market countries, as defined by Columbia Management. The market capitalization of Index constituents as of June 30, 2023 ranged from approximately U.S. $140.1 million to U.S. $2.1 trillion. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. There are no restrictions (caps or limits) on sector, country or position size exposures. The Index is sponsored by Columbia Management. Market capitalization weighting means each component security is weighted by the issuer’s market capitalization relative to the overall capitalization of the Index.
The rest of each section remains the same.